Other Expenses, Gains and Losses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Operating expenses 1	An analysis of the operating expenses is as follows:

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Gaming tax	$2,925	$3,430	$3,421
Employee benefit expenses	1,193	1,238	1,292
Depreciation and amortization	676	655	706
Inventories consumed	98	99	97
Other expenses, gains and losses(i)	921	1,089	1,017
Operating expenses	$5,813	$6,511	$6,533

Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.

(i)Analysis of other expenses, gains and losses is as follows:

		Year ended December 31,
		2017	2018	2019
	Note	(US$ in millions)
Utilities and operating supplies		$200	$207	$195
Contract labor and services		141	151	152
Advertising and promotions		116	124	129
Royalty fees		103	112	113
Repairs and maintenance		83	93	85
Management fees(1)		42	50	47
Provision for doubtful accounts, net		4	—	—
Provision for expected credit losses, net		—	9	24
Operating lease expense		30	15	—
Lease payments for which the recognition exemption is applied and variable lease payments not included in lease liabilities	14(c)	—	—	8
Auditor's remuneration		2	2	2
Loss on disposal of property and equipment, investment properties and intangible assets(2)		12	131	16
Impairment loss on property and equipment(3)	3(b)	—	—	65
Net foreign exchange losses (gains)		11	(4)	(35)
Other support services		111	100	101
Other operating expenses		66	99	115
		$921	$1,089	$1,017

(1)Total management fees includes amounts charged by third parties and charged by related parties, net of amounts capitalized of US$22 million and US$20 million, US$23 million and US$27 million, and US$24 million and US$23 million for the years ended December 31, 2017, 2018 and 2019, respectively.

(2)The loss on disposal of property and equipment, investment properties and intangible assets for the year ended December 31, 2018 primarily consisted of a loss of US$128 million on asset disposals related to the preparation of the construction site for The Grand Suites at Four Seasons.

(3)The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(b).

Operating expenses 2	The operating expenses can also be analyzed as follows:

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Casino	$3,646	$4,216	$4,226
Rooms	176	185	190
Mall	53	53	55
Food and beverage	241	252	258
Convention, ferry, retail and other	209	212	178
Provision for doubtful accounts, net	4	—	—
Provision for expected credit losses, net	—	9	24
General and administrative expense	657	672	698
Corporate expense	121	125	129
Pre-opening expense	7	5	23
Depreciation and amortization	676	655	706
Loss on disposal of property and equipment, investment properties and intangible assets	12	131	16
Impairment loss on property and equipment	—	—	65
Net foreign exchange losses (gains)	11	(4)	(35)
Operating expenses	$5,813	$6,511	$6,533

Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.